Statement of Stockholders Deficit - USD ($)	Total	Series B, Preferred Stock	Common Stock	Series A, Preferred Stock	Additional Paid-In Capital	Stock Subscriptions Payable [Member]	Accumulated Deficit [Member]
Balance, shares at Jun. 30, 2018		309	8,964,103	500,000
Balance, amount at Jun. 30, 2018	$ (2,134,818)	$ 309,166	$ 8,965	$ 500	$ 9,290,344	$ 35,000	$ (11,469,936)
Issuance of Series B preferred stock to officer for compensation, shares		70,000
Issuance of Series B preferred stock to officer for compensation, amount	1,312,000	$ 70	$ 0	0	1,311,930	0	0
Issuance of Series B preferred stock for property and equipment, shares		38,018
Issuance of Series B preferred stock for property and equipment, amount	3,003,422	$ 38	$ 0	0	3,003,384	0	0
Issuance of Series B preferred stock for stock subscriptions payable, shares		3,500
Issuance of Series B preferred stock for stock subscriptions payable, amount	0	$ 4	$ 0	0	34,996	(35,000)	0
Return and cancellation of Series B preferred stock, shares		(3,000)
Return and cancellation of Series B preferred stock, amount	$ 0	$ (3)	$ 0	0	3	0	0
Conversion of Series B preferred stock to common stock, shares	257,767	(98)	9,768,400
Conversion of Series B preferred stock to common stock, amount	$ 0	$ (97,684)	$ 9,768	0	(9,670)	0	0
Common shares issued in Series B preferred stock Exchange Agreement, shares		(20,000)	2,000,000
Common shares issued in Series B preferred stock Exchange Agreement, amount	285,000	$ (20)	$ 2,000	0	283,020	0	0
Common shares issued for consulting fees, shares			220,000
Common shares issued for consulting fees, amount	82,057	$ 0	$ 220	0	81,837	0	0
Common shares issued for cashless exercise of warrants, shares			4,950,000
Common shares issued for cashless exercise of warrants, amount	1,891	$ 0	$ 4,950	0	(3,059)	0	0
Common shares issued for debt discount, shares			150,000
Common shares issued for debt discount, amount	53,250	$ 0	$ 150	0	53,100	0	0
Common shares issued in conversion of debt, shares			3,771,684
Common shares issued in conversion of debt, amount	257,767	$ 0	$ 3,772	0	253,995	0	0
Settlement of derivative liabilities	5,564,359	0	0	0	5,564,359	0	0
Net loss	(9,513,271)	$ 0	$ 0	$ 0	0	0	(9,513,271)
Balance, shares at Jun. 30, 2019		300,000	29,824,187	500,000
Balance, amount at Jun. 30, 2019	(1,088,343)	$ 300	$ 29,825	$ 500	19,864,239	0	(20,983,207)
Issuance of Series B preferred stock to officer for compensation, shares		100,000
Issuance of Series B preferred stock to officer for compensation, amount	$ 120,000	$ 100	$ 0	0	119,900	0	0
Conversion of Series B preferred stock to common stock, shares	994,887
Common shares issued in Series B preferred stock Exchange Agreement, amount	$ 479,800	$ 0	$ 8,000	0	471,800	0	0
Common shares issued in conversion of debt, shares			68,340,273
Common shares issued in conversion of debt, amount	999,479	$ 0	$ 68,340	0	931,139	0	0
Settlement of derivative liabilities	461,236	0	0	0	461,236	0	0
Net loss	(1,081,775)	$ 0	$ 0	0	0	0	(1,081,775)
Return and cancellation of common shares and reissuance of Series B preferred stock, shares		30,000	(3,000,000)
Return and cancellation of common shares and reissuance of Series B preferred stock, amount	0	$ 30	$ (3,000)	$ 0	2,970	0	0
Issuance of common shares in Series B preferred stock Exchange Agreement, shares			8,000,000
Balance, shares at Jun. 30, 2020		430,000	103,164,460	500,000
Balance, amount at Jun. 30, 2020	$ (109,603)	$ 430	$ 103,165	$ 500	$ 21,851,284	$ 0	$ (22,064,982)